Income taxes - Summary of Reconciliation Between Expenses of Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Reconciliation, amount
(Loss)/income before income taxes	¥ 2,647	$ 379	¥ (6,659)	¥ (64,554)
Income tax expense computed at PRC statutory rate (25%)			(1,665)	(16,139)
Statutory tax rate difference between Cayman and PRC			2,080	4,206
Changes in valuation allowance	(7,316)	(1,046)	(44,340)	28,842
Nontaxable or Nondeductible Items
Meals and entertainment	1,627	233
Others	662	95
Other Adjustments
Out of period adjustment	5,176	740
Research and development super-deduction	(1,760)	(252)	(19,403)	(26,393)
Preferential tax rate	(1,230)	(176)	(16,830)	10,613
Deferred tax items tax rate differential			15,283	(6,502)
Non-deductible expenses			2,257	3,438
Deferred tax expenses			1,423	49
Non-taxable income			(3)
Recognition of prior year tax loss			2,156
Deemed income			59,152
Adjustment for tax return amendments	824	118
Income tax expense	¥ 73	$ 10	¥ 110	¥ (1,886)
Tax Jurisdiction of Domicile [Extensible Enumeration]	China	China	China	China
Reconciliation, percent
Changes in Valuation Allowances	(276.00%)	(276.00%)
Nontaxable or Nondeductible Items
Meals and entertainment	61.50%	61.50%
Others	25.00%	25.00%
Other Adjustments
Out of period adjustment	195.30%	195.30%
Research and development super-deduction	(66.50%)	(66.50%)
Preferential tax rate	(46.40%)	(46.40%)
Adjustment for tax return amendments	31.10%	31.10%
Effective tax rate	2.60%	2.60%
China
Reconciliation, amount
Income tax expense computed at PRC statutory rate (25%)	¥ 662	$ 95
Other Adjustments
Others	(384)	(56)
Income tax expense	¥ 394	$ 56
Reconciliation, percent
Income tax expense computed at PRC statutory rate (25%)	25.00%	25.00%	25.00%	25.00%
Statutory tax rate difference between Cayman and PRC	25.00%	25.00%
Other Adjustments
Others	(14.70%)	(14.70%)
Foreign
Other Adjustments
Income tax expense	¥ 467	$ 66
Cayman Islands
Reconciliation, amount
Statutory tax rate difference between Cayman and PRC	¥ 1,489	$ 213
Reconciliation, percent
Statutory tax rate difference between Cayman and PRC	56.20%	56.20%
Other foreign country
Other Adjustments
Others	¥ 323	$ 46
Other Adjustments
Others	12.10%	12.10%